Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,979	$ 2,099
Acquisitions	12	125
Assets held for sale		(157)
Foreign exchange and other	(15)	(88)
Goodwill, Ending balance	1,976	1,979
Body Exteriors & Structures [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	459	463
Acquisitions		16
Foreign exchange and other	(1)	(20)
Goodwill, Ending balance	458	459
Power & Vision [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	1,260	1,365
Acquisitions	(9)	109
Assets held for sale		(157)
Foreign exchange and other	(13)	(57)
Goodwill, Ending balance	1,238	1,260
Seating Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	147	153
Acquisitions	21
Foreign exchange and other	1	(6)
Goodwill, Ending balance	169	147
Complete Vehicles [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	113	118
Foreign exchange and other	(2)	(5)
Goodwill, Ending balance	$ 111	$ 113